                                                                SchwabFunds(R)
                                                              Schwab California
                                                               Municipal Money
                                                             Fund - Sweep Shares


       [Graphic - Cover: The Schwab Building, San Francisco, California]




Annual Report
December 31, 1996

Dear Shareholder,

                  It's been an exciting year at SchwabFunds(R). With the support
[Photo of         of investors like you, the SchwabFunds Family(R) continues to
Charles R.        rank among the largest and fastest-growing mutual fund
 Schwab]          complexes in the nation. In total, Charles Schwab Investment
                  Management, Inc. (CSIM) manages over $40 billion in assets for approximately 2.5 million shareholders. Today CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles.
You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

SMART NEW WAYS TO DIVERSIFY YOUR PORTFOLIO

Now more than ever, investors tell us they're looking for new ways to diversify their portfolios in order to manage risk and enhance return potential. But with literally thousands of mutual funds to choose from, analyzing and selecting funds can be an overwhelming task. That's why we've introduced the new Schwab OneSource Portfolios -- three "funds of funds" that span both U.S. and international markets. Each OneSource Portfolio is actively managed by an experienced portfolio manager who invests primarily in a variety of mutual funds from well-known fund families, monitors their performance and adjusts the portfolio mix in response to certain changes in the markets. So you can get diversification among different funds and investing styles.

OPENING NEW CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at WWW.SCHWAB.COM. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your needs.


                              /s/ Charles R. Schwab
                              ---------------------------
                                  Charles R. Schwab


Cover: The Schwab Building, San Francisco, California

                                              KEEP YOUR
                                              MONEY WORKING
                                              HARDER!
                                              ----------------------------------

                                              USE THIS ENVELOPE TO EASILY ADD TO
                                              YOUR SCHWAB MONEY FUND.


CHARLES SCHWAB

TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB MONEY FUND INVESTMENT.

Your Schwab Money Fund earns money market returns and gives you direct access to many investment opportunities available through Schwab. By funding your account now, you'll be able to quickly respond to changing market conditions with just a phone call to your Schwab representative. And you keep every dollar working for you.

SO DON'T DELAY. USE THIS CONVENIENT SCHWAB MONEYFUNDER TO SEND YOUR CHECK TODAY!

--------------------------------------------------------------------------------
                               PLEASE DETACH HERE.

SCHWAB MONEYFUNDER
------------------

Please enclose your check and this completed MoneyFunder slip in the attached postage-paid envelope.

                                                       -------------------------
--------------------------------------                   SCHWAB ACCOUNT NUMBER
NAME

$
--------------------------------------
AMOUNT OF INVESTMENT*

[ ] Check here if you would like more Schwab MoneyFunders for future use.

* MINIMUM INITIAL INVESTMENT $1,000; SUBSEQUENT MINIMUM $100, CUSTODIAN & IRA ACCOUNTS $1.
  An investment constitutes the purchase of shares in the money fund you have previously chosen as the primary fund for your brokerage account.


                                        ----------------------------------------
                                           (LIFT HERE FOR MORE INFORMATION)
                                        ----------------------------------------


SMF Member SIPC (C) 1996 Charles Schwab & Co., Inc. 1280-3 (7/96)
Printed on recycled paper.

CHARLESSCHWAB


JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWAB MONEY FUND:

1.  Fill out the Schwab MoneyFunder slip completely,     THIS ENVELOPE MUST
    including your name, account number and the amount   BE PRECEDED OR
    of your check. Please use one slip for each          ACCOMPANIED BY A
    account.                                             CURRENT SCHWAB MONEY
                                                         FUND PROSPECTUS. AN
2.  Make your check payable to CHARLES SCHWAB & CO.,     INVESTMENT IN A FUND IS
    INC. and enclose your check with the completed       NEITHER INSURED NOR
    slip in this postage-paid envelope.                  GUARANTEED BY THE U.S.
                                                         GOVERNMENT. THERE CAN
3.  Then just drop your Schwab MoneyFunder in the        BE NO ASSURANCE THAT A
    mail today--and start putting your money to work!    FUND WILL BE ABLE TO
    If you have any questions, don't hesitate to call    MAINTAIN A STABLE NET
    1-800-2 NO LOAD.                                     ASSET VALUE OF $1.00
                                                         PER SHARE.

Attn: Dept. FP 333-7
                                                             --------------
                                                               NO POSTAGE
                                                              NECESSARY IF
                                                              MAILED IN THE
                                                              UNITED STATES
                                                             --------------

        -------------------------------------
                 BUSINESS REPLY MAIL
         FIRST-CLASS MAIL   PERMIT NO. 18125                   [BAR CODE]
                  SAN FRANCISCO, CA
        -------------------------------------
          POSTAGE WILL BE PAID BY ADDRESSEE


                CHARLES SCHWAB & CO., INC.
                PO BOX 7783
                SAN FRANCISCO CA 94120-9330

                                TABLE OF CONTENTS

OVERVIEW ...........................................................    1
FUND SUMMARY .......................................................    2
ECONOMIC HIGHLIGHTS ................................................    6
QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM .........................   10
GLOSSARY OF TERMS ..................................................   14
PORTFOLIO SUMMARY ..................................................   15
FINANCIAL STATEMENTS AND NOTES .....................................   16
RESULTS OF SPECIAL SHAREHOLDER MEETING AND PROXY VOTE ..............   46

OVERVIEW

We're pleased to report on the performance of your investment in the Schwab California Municipal Money Fund-Sweep Shares for the year ended December 31, 1996. During the year, these shares provided you with competitive current income exempt from federal regular income tax and California personal income taxes,1 combined with capital stability and ready access to your money.

The Schwab California Municipal Money Fund-Sweep Shares seeks to maintain a stable $1 share price to protect your principal. As with all money funds, however, there can be no assurance that the Fund will be able to maintain a $1 net asset value per share. It's also important to understand that your investment is not insured or guaranteed by the U.S. government.

The Schwab California Municipal Money Fund's name was changed from Schwab California Tax-Exempt Money Fund on January 2, 1997 to reflect a change in its investment policy, as explained later in this report.

1 Income may be subject to the federal Alternative Minimum Tax (AMT).

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -
SWEEP SHARES SUMMARY
(FORMERLY SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND -
SWEEP SHARES)

PERFORMANCE REVIEW

The table below presents 7-day average yields at the end of the year. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.

================================================================================

                              7-DAY AVERAGE YIELDS2
                                (as of 12/31/96)

   Simple     Compound                     Compound Taxable Equivalent(3)
--------------------------------------------------------------------------------
    3.20%       3.25%                                  5.93%
================================================================================

THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

If you're in a high tax bracket, the double tax-exempt* income which may be paid by the Schwab California Municipal Money Fund-Sweep Shares can provide you with higher yields than taxable money funds on a taxable equivalent basis. Here's how the compound taxable equivalent yield of these sweep shares compared with the average compound yield for First Tier taxable money funds on December 31, 1996 for shareholders in the highest California 1996 tax bracket:

  Your Sweep Shares' 7-day
  compound taxable equivalent yield 2,3   5.93%

  Average 7-day compound yield for
  fully taxable money funds 4               4.93%

  Your yield advantage, after taxes:          1.00%


*Income may be subject to the federal Alternative Minimum Tax (AMT).

2 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the Schwab California Municipal Money Fund-Sweep Shares' 7-day simple yield would have been 2.89%, the 7-day compound yield would have been 2.93% and the 7-day compound taxable equivalent yield would have been 5.35% at December 31, 1996.

3 Taxable equivalent yield assumes a 1996 maximum combined federal and California state income tax rate of 45.22%.

4 Source: IBC Financial Data's average 7-day compound yield for the 270 funds in the First Tier category of Taxable Money Funds, as of December 31, 1996. Past performance is no guarantee of future results.

The following is a pie chart illustrating the portfolio composition of the Schwab California Municipal Money Fund as of December 31, 1996.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
PORTFOLIO COMPOSITION - DECEMBER 31, 1996

                                  [Pie Chart]


Variable Rate Obligations                       63%
Tax-Exempt Commercial Paper                     17%
Tax and Revenue Anticipation Notes              16%
Other                                            2%
Variable Rate Tender Option Bond Partnerships    2%

PORTFOLIO COMPOSITION

The chart above illustrates the composition of the Fund's portfolio as of December 31, 1996. In addition, you'll find a complete listing of the securities in the Fund's portfolio on December 31, 1996 later in this report.

The Fund invests in high-quality, short-term municipal obligations issued by the state of California, its agencies and municipalities. To minimize credit risk, the Fund primarily has invested in securities rated in the top rating category (known as "First Tier") by the requisite number of nationally recognized rating organizations (NRSROs), or securities of equivalent credit quality, if unrated.

GROWTH IN FUND ASSETS AND SHAREHOLDERS

The table below illustrates the growth in the Schwab California Municipal Money Fund-Sweep Shares' total net assets and number of shareholders during the 12-month reporting period.

================================================================================

                               12/31/96        12/31/95        Change
--------------------------------------------------------------------------------
Total Net Assets(000s)        $1,816,112      $1,577,695        +15%
--------------------------------------------------------------------------------
Shareholder Accounts              51,676          44,416        +16%
================================================================================


SELECTING A MONEY FUND

The Schwab sweep money funds can be linked to your Schwab account to keep all of your money invested and working for you. With this special "sweep" feature, a balance of $100 or more in your account can be automatically invested, or "swept" on a regular basis into the Sweep Shares you select, where it will be available to settle trades and cover other day-to-day transactions. It can be a smart, convenient way to manage your short-term cash.

The most appropriate sweep money fund for you will depend upon such factors as your attitudes toward risk and return, your income tax bracket, and how much money you normally keep in a money fund. We offer both taxable and tax-advantaged choices to meet your individual needs.

- The Schwab Money Market Fund invests in high-quality commercial paper, certificates of deposit and other types of investments.

- The Schwab Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities.

- The Schwab U.S. Treasury Money Fund invests exclusively in U.S. Treasury notes, bills, or other direct obligations of the U.S. government, and pays income free from state and local taxes in the vast majority of states.

- If you're in a high tax bracket, one of our tax-advantaged municipal money funds may provide you with higher returns after taxes. The Schwab Municipal Money Fund-Sweep Shares invests in municipal obligations that generate income free from federal regular income tax.* And for investors in California and New York, Schwab offers Sweep Shares which provide additional state and local tax advantages.* Consult your tax advisor for specific guidance on your own tax situation before investing.

If you consistently maintain high money fund balances, you may wish to consider investing your longer-term cash reserves in one of our Value Advantage Investments(R). These money funds offer potentially higher yields than our sweep funds, but they do not include sweep features.


* Income may be subject to the federal Alternative Minimum Tax (AMT).

The following is a bar graph which illustrates the Quarterly % change in GDP for each quarter from the first quarter 1990 through the fourth quarter 1996.


ECONOMIC HIGHLIGHTS

1996 GROWTH CONTINUES THE SIXTH YEAR
OF ECONOMIC EXPANSION

REAL GDP GROWTH RATE
(QUARTERLY % CHANGE, ANNUAL RATE)

Real Gross Domestic Product
Chain Weighted
Percent change from preceeding quarter, seasonally adjusted at annual rates
Source:  Bloomberg

                              CHART 9
                              Real GDP
Q1 1990                       4.1%
Q2 1990                       1.3%
Q3 1990                      -1.9%
Q4 1990                      -4.1%
Q1 1991                      -2.2%
Q2 1991                       1.7%
Q3 1991                       1.0%
Q4 1991                       1.0%
Q1 1992                       4.7%
Q2 1992                       2.5%
Q3 1992                       3.0%
Q4 1992                       4.3%
Q1 1993                      -0.1%
Q2 1993                       1.9%
Q3 1993                       2.3%
Q4 1993                       4.8%
Q1 1994                       2.5%
Q2 1994                       4.9%
Q3 1994                       3.5%
Q4 1994                       3.0%
Q1 1995                       0.4%
Q2 1995                       0.7%
Q3 1995                       3.8%
Q4 1995                       0.3%
Q1 1996                       2.0%
Q2 1996                       4.7%
Q3 1996                       2.1%
Q4 1996                       4.7%

Source:  Bloomberg L.P.

- The GDP growth rate for 1996 was 3.4%. This growth rate represents a significant improvement from the relatively weak 1.3% overall rate in 1995 and in particular, the 0.3% fourth quarter 1995 rate, which caused concern over the possibility of a recession early in 1996.

- The 1996 second and fourth quarter growth rates of 4.7% resulted in sentiment focusing on the apparent strength of the economy and its potential impact on future inflation and Federal Reserve Board (Fed) policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six year expansion which began in 1991.

The following is a line graph which illustrates the monthly unemployment rate from January 1990 through December 1996.


U.S. UNEMPLOYMENT RATE

                             Unemployment Rate
                 Jan-90           5.3%
                 Feb-90           5.3%
                 Mar-90           5.2%
                 Apr-90           5.4%
                 May-90           5.3%
                 Jun-90           5.1%
                 Jul-90           5.4%
                 Aug-90           5.6%
                 Sep-90           5.7%
                 Oct-90           5.8%
                 Nov-90           6.0%
                 Dec-90           6.2%
                 Jan-91           6.3%
                 Feb-91           6.5%
                 Mar-91           6.8%
                 Apr-91           6.6%
                 May-91           6.8%
                 Jun-91           6.8%
                 Jul-91           6.7%
                 Aug-91           6.8%
                 Sep-91           6.8%
                 Oct-91           6.9%
                 Nov-91           6.9%
                 Dec-91           7.1%
                 Jan-92           7.1%
                 Feb-92           7.3%
                 Mar-92           7.3%
                 Apr-92           7.3%
                 May-92           7.4%
                 Jun-92           7.7%
                 Jul-92           7.6%
                 Aug-92           7.6%
                 Sep-92           7.5%
                 Oct-92           7.4%
                 Nov-92           7.3%
                 Dec-92           7.3%
                 Jan-93           7.1%
                 Feb-93           7.0%
                 Mar-93           7.0%
                 Apr-93           7.0%
                 May-93           6.9%
                 Jun-93           6.9%
                 Jul-93           6.8%
                 Aug-93           6.7%
                 Sep-93           6.7%
                 Oct-93           6.7%
                 Nov-93           6.5%
                 Dec-93           6.4%
                 Jan-94           6.7%
                 Feb-94           6.6%
                 Mar-94           6.5%
                 Apr-94           6.4%
                 May-94           6.0%
                 Jun-94           6.0%
                 Jul-94           6.1%
                 Aug-94           6.1%
                 Sep-94           5.9%
                 Oct-94           5.6%
                 Nov-94           5.6%
                 Dec-94           5.4%
                 Jan-95           5.6%
                 Feb-95           5.4%
                 Mar-95           5.8%
                 Apr-95           5.7%
                 May-95           5.7%
                 Jun-95           5.6%
                 Jul-95           5.7%
                 Aug-95           5.3%
                 Sep-95           5.6%
                 Oct-95           5.5%
                 Nov-95           5.6%
                 Dec-95           5.6%
                 Jan-96           5.8%
                 Feb-96           5.5%
                 Mar-96           5.6%
                 Apr-96           5.4%
                 May-96           5.6%
                 Jun-96           5.3%
                 Jul-96           5.4%
                 Aug-96           5.1%
                 Sep-96           5.2%
                 Oct-96           5.2%
                 Nov-96           5.3%
                 Dec-96           5.3%

 Source:  Bloomberg L.P.

- The unemployment rate during 1996 remained near its lows for the decade, leading many economists to question whether such low levels can continue without generating inflationary pressures on wages and, ultimately, prices.

- Job creation slowed during the latter half of 1996, consistent with the slowing of the economy in the third quarter from the second quarter of 1996.

The following is a bar and line graph which illustrates the monthly consumer price index and the quarterly employment cost index from January 1990 through December 1996.

MEASURES OF INFLATION

Consumer Price Index - All Items YOY
Employment Cost Index (includes both wages and salaries and benefits components)
- Quarterly Data Annualized
Source:  Bloomberg

                                    CHART 14

                                             Monthly             Quarterly
                                             Consumer            Employment
                                              Price                Cost
                                             Index -              Index -
                                              YOY %                YOY %
                                             Change               Change
Jan-90                                       5.2%                 5.3%
Feb-90                                       5.3%                 5.3%
Mar-90                                       5.2%                 5.3%
Apr-90                                       4.7%                 5.4%
May-90                                       4.4%                 5.4%
Jun-90                                       4.7%                 5.4%
Jul-90                                       4.8%                 5.1%
Aug-90                                       5.6%                 5.1%
Sep-90                                       6.2%                 5.1%
Oct-90                                       6.3%                 4.8%
Nov-90                                       6.3%                 4.8%
Dec-90                                       6.1%                 4.8%
Jan-91                                       5.7%                 4.6%
Feb-91                                       5.3%                 4.6%
Mar-91                                       4.9%                 4.6%
Apr-91                                       4.9%                 4.5%
May-91                                       5.0%                 4.5%
Jun-91                                       4.7%                 4.5%
Jul-91                                       4.4%                 4.3%
Aug-91                                       3.8%                 4.3%
Sep-91                                       3.4%                 4.3%
Oct-91                                       2.9%                 4.2%
Nov-91                                       3.0%                 4.2%
Dec-91                                       3.1%                 4.2%
Jan-92                                       2.6%                 4.1%
Feb-92                                       2.8%                 4.1%
Mar-92                                       3.2%                 4.1%
Apr-92                                       3.2%                 3.5%
May-92                                       3.0%                 3.5%
Jun-92                                       3.1%                 3.5%
Jul-92                                       3.2%                 3.4%
Aug-92                                       3.1%                 3.4%
Sep-92                                       3.0%                 3.4%
Oct-92                                       3.2%                 3.5%
Nov-92                                       3.0%                 3.5%
Dec-92                                       2.9%                 3.5%
Jan-93                                       3.3%                 3.4%
Feb-93                                       3.2%                 3.4%
Mar-93                                       3.1%                 3.4%
Apr-93                                       3.2%                 3.6%
May-93                                       3.2%                 3.6%
Jun-93                                       3.0%                 3.6%
Jul-93                                       2.8%                 3.6%
Aug-93                                       2.8%                 3.6%
Sep-93                                       2.7%                 3.6%
Oct-93                                       2.8%                 3.4%
Nov-93                                       2.7%                 3.4%
Dec-93                                       2.7%                 3.4%
Jan-94                                       2.5%                 3.2%
Feb-94                                       2.5%                 3.2%
Mar-94                                       2.5%                 3.2%
Apr-94                                       2.4%                 3.1%
May-94                                       2.3%                 3.1%
Jun-94                                       2.5%                 3.1%
Jul-94                                       2.8%                 3.1%
Aug-94                                       2.9%                 3.1%
Sep-94                                       3.0%                 3.1%
Oct-94                                       2.6%                 3.0%
Nov-94                                       2.7%                 3.0%
Dec-94                                       2.7%                 3.0%
Jan-95                                       2.8%                 3.0%
Feb-95                                       2.9%                 3.0%
Mar-95                                       2.9%                 3.0%
Apr-95                                       3.1%                 3.0%
May-95                                       3.2%                 3.0%
Jun-95                                       3.0%                 3.0%
Jul-95                                       2.8%                 2.8%
Aug-95                                       2.6%                 2.8%
Sep-95                                       2.5%                 2.8%
Oct-95                                       2.8%                 2.8%
Nov-95                                       2.6%                 2.8%
Dec-95                                       2.5%                 2.8%
Jan-96                                       2.7%                 2.9%
Feb-96                                       2.7%                 2.9%
Mar-96                                       2.8%                 2.9%
Apr-96                                       2.9%                 2.9%
May-96                                       2.9%                 2.9%
Jun-96                                       2.8%                 2.9%
Jul-96                                       3.0%                 2.9%
Aug-96                                       2.9%                 2.9%
Sep-96                                       3.0%                 2.9%
Oct-96                                       3.0%                 3.0%
Nov-96                                       3.3%                 3.0%
Dec-96                                       3.3%                 3.0%

--Quarterly Employment Cost Index    ==Monthly Consumer Price Index
Source:   Bloomberg L.P.


- Although trending slightly upward, both employment cost and CPI remained in check during 1996, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose 2.6%, the lowest rate since 1965.

- The Fed has indicated it will maintain a posture of "heightened surveillance" and remain diligent in its effort to prevent increases inflation.

The following is a line graph which illustrates the 90 day municipal commercial paper rates for each week in 1996.

SHORT-TERM MUNICIPAL INTEREST RATES IN 1996

YIELDS
90-Day Municipal Commercial Paper
January 2, 1996 - December 31, 1996

                                                  CHART 13
                                                  90-Day Municipal Commercial Paper Yield
 1/3/96                                           3.30%
 1/10/96                                          3.25%
 1/17/96                                          3.20%
 1/24/96                                          3.20%
 1/31/96                                          3.35%
 2/7/96                                           3.15%
 2/14/96                                          3.20%
 2/21/96                                          3.20%
 2/28/96                                          3.20%
 3/6/96                                           3.10%
 3/13/96                                          3.30%
 3/20/96                                          3.30%
 3/27/96                                          3.35%
 4/3/96                                           3.35%
 4/10/96                                          3.50%
 4/17/96                                          3.50%
 4/24/96                                          3.65%
 5/1/96                                           3.60%
 5/8/96                                           3.65%
 5/15/96                                          3.60%
 5/22/96                                          3.55%
 5/29/96                                          3.55%
 6/5/96                                           3.40%
 6/12/96                                          3.40%
 6/19/96                                          3.55%
 6/26/96                                          3.60%
 7/3/96                                           3.35%
 7/10/96                                          2.90%
 7/17/96                                          3.00%
 7/24/96                                          3.54%
 7/31/96                                          3.54%
 8/7/96                                           3.35%
 8/14/96                                          3.42%
 8/21/96                                          3.45%
 8/28/96                                          3.44%
 9/4/96                                           3.45%
 9/11/96                                          3.23%
 9/18/96                                          3.23%
 9/25/96                                          3.59%
10/2/96                                           3.30%
10/9/96                                           3.32%
10/16/96                                          3.56%
10/23/96                                          3.56%
10/30/96                                          3.60%
11/6/96                                           3.32%
11/13/96                                          3.27%
11/20/96                                          3.50%
11/27/96                                          3.50%
12/4/96                                           3.50%
12/11/96                                          3.35%
12/18/96                                          3.46%
12/25/96                                          3.46%

==90-Day Municipal Commercial Paper

Source:   Lehman Brothers, Inc.


- Short-term municipal interest rates displayed a moderate decline early in the year in response to fears of an economic recession, and then increased moderately during the middle of the year in response to concerns over excessive growth and its potential impact on future inflation.

- Short-term municipal rates exhibited moderate volatility, much of which was a result of the market's reaction to strong employment reports.

- Short-term municipal rates experienced their typical supply related dip in June.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM OF CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

STEPHEN B. WARD - Senior Vice President of Charles Schwab and Co., Inc. and Chief Investment officer of Charles Schwab Investment Management, Inc. Mr. Ward has held this position since 1993. He joined CSIM in 1991 as a Vice President and Portfolio Manager.

WALTER BEVERIDGE - Portfolio Manager of the Schwab Municipal Money Fund and Schwab California Municipal Money Fund since 1992 and the Schwab New York Municipal Money Fund since 1995. Mr. Beveridge joined CSIM as a Portfolio Manager in 1992.

JACK GAZZOLA - Associate Portfolio Manager. Mr. Gazzola joined the Portfolio Management Team in 1992.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. During most of the one-year reporting period, interest rates exhibited no clear trend, amid uncertainty over inflationary pressures and ever-changing signals from the Fed over the direction of interest rates. The Fed adjusted interest rates only once during the period by lowering the Federal Funds rate from 5.50% to 5.25% on February 1, 1996. As a result, the Fund maintained a relatively neutral maturity policy, avoiding significant deviations from other funds with similar investment objectives. By employing a neutral maturity strategy and avoiding a bet on the level of future interest rates by significantly extending or shortening the portfolio, the portfolio management team was able to be more responsive to changes in interest rates and maintain the portfolio's competitive position. The Fund's average maturity at the beginning of the period was 50 days and 47 days at the end of the reporting period.

Q. WHAT STANDARDS DOES THE PORTFOLIO MANAGEMENT TEAM USE IN SELECTING SECURITIES FOR THE FUND?

A. Money market funds are required by law to hold high-quality securities in their portfolios. For the Schwab California Municipal Money Fund, we have continued to take the additional step of only investing in what are referred to as First Tier securities. In general, a First Tier security provides certain maturity limits and carries the highest credit rating from the required number of nationally recognized statistical rating organizations (NRSROs). If unrated, a security must be deemed to be of comparable quality to a First Tier security according to guidelines approved by the Board of Trustees of The Charles Schwab Family of Funds.

Certain securities owned by the Fund are insured or backed by a Letter of Credit issued by a First Tier financial institution. These arrangements are frequently referred to as "credit enhancements" because they provide incremental levels of creditworthiness in addition to the underlying strength of the primary issuer. The credit quality of the insurance companies and financial institutions providing credit enhancements are reviewed by Charles Schwab Investment Management, Inc. as a regular part of our thorough credit review procedures for all portfolio securities and issuers.

Q. CAN YOU DESCRIBE THE ECONOMIC CLIMATE IN CALIFORNIA AND ITS IMPACT ON THE STATE'S MUNICIPAL SECURITIES?

A. During the past two years, California's economic recovery has broadly reflected the movement and pace of national trends. While the state has regained the jobs lost during the 1990 recession, the California unemployment rate continues to exceed the national average. Further, persistent softness of the real estate market and sluggish figures for new home construction may keep unemployment levels above the national average in the near future.

California has eliminated its accumulated budget deficit of approximately $2 billion and expects to build up a contingency reserve to cover future economic challenges. Lawmakers continue to struggle with maintaining necessary services such as education, infrastructure improvements, and public health and safety with available tax revenues, against a backdrop of budget reductions and federal welfare reform. The state budget assumes levels of federal assistance and state economic growth that may not be realized. However, 1995-1996 revenues came in above budget estimates and California's financial position is expected to continue to improve over the next twelve months.

We are satisfied with the credit quality of the California securities the Fund currently owns, and we will continue to monitor the state's economic situation closely. California's current long-term credit ratings are A1 from Moody's Investor Service, A+ from Standard & Poor's Corporation, and A+ from Fitch Investors Services, Inc., three well-known rating agencies.

Q. HOW DID THE RECENT PROXY VOTE AFFECT THE FUND'S INVESTMENT POLICIES AND STRATEGIES?

A. Prior to the recent proxy vote, the Fund was limited in its ability to invest in securities which generated income subject to the federal Alternative Minimum Tax (AMT). The Fund was limited to investing no more than 20% of total assets in AMT investments. As a result of the affirmative proxy vote, the 20% limitation is eliminated and the Fund is allowed to increase its holdings of AMT investments beyond the 20% level. The successful proxy vote also resulted in the Fund's name change to replace the term "Tax-Exempt" with "Municipal" as of January 2, 1997.

AMT investments typically offer higher yields than other types of municipal securities with similar credit quality. Our research indicated that the majority of investors are not subject to the federal Alternative

Minimum Tax and, as a result, are likely to benefit from the potentially higher yields. Although all shareholders may enjoy higher yields, for shareholders subject to the federal AMT, the policy change may result in a greater percentage of their income from the Fund being subject to AMT.

More municipal and tax-free money market funds in the industry are purchasing AMT investments and the percentage of AMT investments in many other funds has grown in recent years. In light of these market trends, the Investment Manager and the Board of Trustees both felt this change was important to help enable the Fund to remain competitive now and in the future.

Shareholders passed another proxy proposal which eliminated, reclassified or amended several of the Fund's fundamental policies and investment restrictions. These changes are intended to allow the Fund to act more quickly and efficiently to capitalize on future investment opportunities or changes in investment laws or regulations. The amendments in this final proposal did not result in any change to the investment objective or reduce the credit quality of the Fund.

For the final tabulation of proxy votes, please refer to page 46.

GLOSSARY OF TERMS

ALTERNATIVE MINIMUM TAX (AMT) A federal tax on income in addition to regular income taxes designed to ensure that very wealthy individuals and corporations pay at least some income tax each year.

COMMERCIAL PAPER Short-term, interest-paying obligations with maturities ranging up to 270 days issued by banks, corporations, and other borrowers.

CREDIT ENHANCEMENTS A bank letter of credit, purchase agreement, insurance, or line of credit that provides an additional level of creditworthiness for debt securities to supplement the financial strength of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE The central bank of the United States that establishes policies on bank reserves and regulations, determines the discount rate, and tightens or loosens the availability of credit.

FIRST TIER SECURITY A security that matures within certain recognized limits and carries the top credit rating from the requisite number of NRSROs, or if unrated, is of comparable credit quality.

HIGH-QUALITY SECURITY A security ranked in the highest two rating categories by a nationally recognized statistical rating organization (NRSRO), or if unrated, is of comparable credit quality.

MATURITY The length of time before which the issuer of a debt security must repay the principal amount.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's or Moody's Investor Services, which evaluates and rates the credit quality of securities.

REAL GDP The national Gross Domestic Product (GDP) -- the total value of all goods and services produced in the U.S. over a specific period of time -- adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

TAXABLE EQUIVALENT YIELD The return you would have to realize on a fully taxable investment in order to equal a specified tax-exempt yield; this hypothetical yield varies according to your income tax bracket.

YIELD The rate of return, usually dividend or interest payments, on an investment, expressed as a percentage of market price.

------------------------------------------------------------------------------
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
(Formerly Schwab California Tax-Exempt Money Fund)
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                    ASSET GROWTH

    Total              Total           Percentage
  Net Assets         Net Assets        Growth Over
as of 12/31/96     as of 12/31/95       Reporting
    (000s)             (000s)            Period
---------------------------------------------------
  $2,323,598         $1,685,703             38%
---------------------------------------------------

 AVERAGE YIELDS FOR THE PERIODS ENDED DECEMBER 31, 1996

                      SWEEP SHARES

     Last               Last              Last
  Seven Days        Three Months      Twelve Months
---------------------------------------------------
       3.20%              2.83%           2.76%
---------------------------------------------------

                VALUE ADVANTAGE SHARES

     Last               Last              Last
  Seven Days        Three Months      Twelve Months
---------------------------------------------------
       3.40%              3.03%           2.96%
---------------------------------------------------

                  MATURITY SCHEDULE
            PERCENT OF TOTAL INVESTMENTS

 Maturity Range      3/31/96      6/30/96      9/30/96       12/31/96
---------------------------------------------------------------------
    0 -  15 Days       65.0%       61.2%          74.6%        66.8%
   16 -  30 Days         1.6         9.1            1.3          3.9
   31 -  60 Days         3.6         9.8            6.8          8.1
   61 -  90 Days         6.5         8.1            0.1          4.2
   91 - 120 Days        13.3         0.9            0.0          0.2
   Over 120 Days        10.0        10.9           17.2         16.8
Weighted Average     41 Days      54 Days       56 Days      47 Days
---------------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
VARIABLE RATE OBLIGATIONS--63.16%(a)
ABAG Finance Authority for Nonprofit Organizations
  Certificates of Participation (Lucile Salter Packard
  Project)/ (AMBAC Insurance & IBJ SBPA)
  3.90%, 01/07/97                                         $ 6,050        $ 6,050
Alameda County, California Industrial Development
  Authority Revenue Bonds (Aitchison Family Project)
  Series 1993A/(Wells Fargo Bank LOC)
  4.25%, 01/07/97                                           2,880          2,880
Alameda County, California Industrial Development
  Authority Revenue Bonds (Scientific Technology
  Project) Series 1994A/(Banque Nationale de Paris
  LOC)
  4.25%, 01/07/97                                           3,000          3,000
Alameda-Contra Costa, California School Financial
  Authority Certificates of Participation Capital
  Improvement Finance Project/(Canadian Imperial Bank
  of Commerce LOC)
  3.75%, 01/07/97                                           6,000          6,000
Anaheim, California Certificates of Participation
  (Anaheim Memorial Hospital Assoc. Project)/(AMBAC
  Insurance & ABN-Amro Bank N.V. SBPA)
  3.90%, 01/07/97                                           5,070          5,070
Anaheim, California Certificates of Participation
  (Police Facility Financing Project)/(AMBAC Insurance
  & IBJ SBPA)
  3.90%, 01/07/97                                             250            250
Anaheim, California Housing Authority Multi Family
  Housing Revenue Bonds (Heritage Village Apartments
  Project) Series 1992A/(Multiple Credit Enhancements)
  4.35%, 01/07/97                                           3,385          3,385
Big Bear Lake, California Industrial Development
  Revenue Bonds Certificates of Participation
  (Southwest Gas Corp. Project) Series A/(Union Bank
  of Switzerland LOC)
  4.00%, 01/07/97                                          12,500         12,500
California Health Facilities Financing Authority
  Revenue Bonds (Adventist Health System -- Sutter
  Health) Series 1991A/(Toronto-Dominion Bank LOC)
  3.90%, 01/07/97                                           1,000          1,000
California Health Facilities Financing Authority
  Revenue Bonds (Catholic Health Care) Series
  1996B/(MBIA Insurance & Rabobank Nederland N.V.
  SBPA)
  4.00%, 01/07/97                                          20,000         20,000
California Health Facilities Financing Authority
  Revenue Bonds (Catholic Health Care) Series
  1996C/(MBIA Insurance & Rabobank Nederland N.V.
  SBPA)
  4.00%, 01/07/97                                          20,000         20,000

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
California Health Facilities Financing Authority
  Revenue Bonds (Childrens Hospital Project) Series
  1991/(MBIA Insurance & Swiss Bank SBPA)
  4.00%, 01/07/97                                         $ 9,900        $ 9,900
California Health Facilities Financing Authority
  Revenue Bonds (Granada Hills Community Center)
  Series 1985C/ (Banque Paribas LOC)
  4.20%, 01/07/97                                           3,300          3,300
California Health Facilities Financing Authority
  Revenue Bonds (Kaiser Permanente Project) Series
  1993A
  4.00%, 01/07/97                                           8,200          8,200
California Health Facilities Financing Authority
  Revenue Bonds (Kaiser Permanente Project) Series
  1993B
  4.00%, 01/07/97                                           1,600          1,600
California Health Facilities Financing Authority
  Revenue Bonds (Pooled Loan Program) Series
  1985B/(FGIC Insurance & FGIC SPA)
  4.00%, 01/07/97                                          18,935         18,935
California Health Facilities Financing Authority
  Revenue Bonds (Scripps Memorial Hospital) Series
  1985B/(MBIA Insurance & Morgan Guaranty Trust SBPA)
  4.00%, 01/07/97                                          15,120         15,120
California Health Facilities Financing Authority
  Revenue Bonds (Scripps Memorial Hospital) Series
  1991A/(MBIA Insurance & Morgan Guaranty Trust SBPA)
  4.00%, 01/07/97                                           5,600          5,600
California Health Facilities Financing Authority
  Revenue Bonds (Scripps Memorial Hospital) Series
  1991B/(MBIA Insurance & Swiss Bank SBPA)
  3.95%, 01/07/97                                          13,900         13,900
California Health Facilities Financing Authority
  Revenue Bonds (St. Francis Hospital) Series
  1995E/(MBIA Insurance & Rabobank Nederland SBPA)
  4.00%, 01/07/97                                           4,900          4,900
California Health Facilities Financing Authority
  Revenue Bonds (St. Francis Hospital) Series
  1995F/(MBIA Insurance & Rabobank Nederland SBPA)
  3.90%, 01/07/97                                          30,000         30,000
California Pollution Control Financing Authority
  Pollution Control Revenue Refunding Bonds (Pacific
  Gas & Electric) Series 1996C/(Bank of America LOC)
  4.75%, 01/07/97                                           5,300          5,300
California Pollution Control Financing Authority
  Refunding Revenue Bonds (Southern California Edison)
  Series 1986A
  4.70%, 01/01/97                                             500            500
California Pollution Control Financing Authority
  Refunding Revenue Bonds (Southern California Edison)
  Series 1986C
  4.70%, 01/01/97                                           1,380          1,380

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
California Pollution Control Financing Authority
  Refunding Revenue Bonds (Southern California Edison)
  Series 1986D
  4.70%, 01/01/97                                         $   600        $   600
California Pollution Control Financing Authority
  Resource Recovery Revenue Bonds (OMS Equity
  Stanislaus Project)/(Swiss Bank LOC)
  5.05%, 01/01/97                                           2,000          2,000
California Pollution Control Financing Authority
  Revenue Bonds (Burney Forest Products Project)
  Series 1988A/ (Fleet Bank N.A. LOC)
  4.80%, 01/01/97                                           1,100          1,100
California Pollution Control Financing Authority
  Revenue Bonds (Pacific Gas & Electric) Series
  1996B/(Rabobank Nederland LOC)
  4.00%, 01/07/97                                          31,000         31,000
California Pollution Control Financing Authority
  Revenue Bonds (Reynolds Metals Co. Project) Series
  1985/ (National Westminster Bank PLC LOC)
  4.25%, 01/07/97                                           1,300          1,300
California Pollution Control Financing Authority
  Revenue Bonds (Southdown, Inc. Project) Series
  B/(Societe Generale LOC)
  3.50%, 01/07/97                                           3,900          3,900
California Pollution Control Financing Authority
  Revenue Refunding Bonds (Pacific Gas & Electric)
  Series 1996F/ (Banque Nationale de Paris LOC)
  4.80%, 01/01/97                                           2,200          2,200
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Athens Disposal Co.
  Project) Series 1995A/(Wells Fargo Bank LOC)
  4.10%, 01/07/97                                          10,000         10,000
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Burrtec Waste
  Industries Project) Series 1995A/(Union Bank of
  California LOC)
  4.10%, 01/07/97                                           3,550          3,550
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Calsan Inc. Project)
  Series 1996A/(Wells Fargo Bank LOC)
  4.10%, 01/01/97                                          12,000         12,000
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Colmac Energy Project)
  Series 1990A/(Swiss Bank LOC)
  4.00%, 01/07/97                                          12,900         12,900
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Colmac Energy Project)
  Series 1990B/(Swiss Bank LOC)
  4.00%, 01/07/97                                           8,200          8,200

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Colmac Energy Project)
  Series 1990C/(Swiss Bank LOC)
  4.00%, 01/07/97                                         $ 7,835        $ 7,835
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Contra Costa Services)
  Series 1995A/(Bank of America LOC)
  4.05%, 01/07/97                                           4,500          4,500
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Edco Disposal
  Corporation Project) Series 1996A/(Wells Fargo Bank
  LOC)
  4.10%, 01/01/97                                          10,000         10,000
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Taormina Industries
  Project) Series 1994B/(Sanwa Bank LOC)
  4.20%, 01/07/97                                          11,000         11,000
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Taormina Industries
  Project) Series 1996A/(Sanwa Bank LOC)
  4.25%, 01/07/97                                           4,750          4,750
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Various California
  Waste Recovery Projects) Series 1996A/(Wells Fargo
  Bank LOC)
  4.10%, 01/07/97                                           1,815          1,815
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Western Waste
  Industrial) Series 1994A/(Union Bank of California
  LOC)
  4.10%, 01/07/97                                           6,000          6,000
California State Variable Rate Revenue Anticipation
  Notes Series 1996C-1/(Multiple Credit Enhancements)
  4.00%, 01/07/97                                          74,600         74,600
California State Variable Rate Revenue Anticipation
  Notes Series 1996C-2/(Multiple Credit Enhancements)
  4.05%, 01/07/97                                          55,000         55,000
California State Variable Rate Revenue Anticipation
  Notes Series 1996C-3/(Multiple Credit Enhancements)
  4.05%, 01/07/97                                           5,800          5,800
California Statewide Community Development Authority
  Apartment Development Revenue Bonds Series 1995A-3/
  (FNMA Collateral Investment Agreement)
  3.90%, 01/07/97                                          21,300         21,300
California Statewide Community Development Authority
  Certificates of Participation (California Retired
  Officers)/ (Dresdner Bank AG LOC)
  5.00%, 01/01/97                                          10,100         10,100

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (13th & I
  Associates Project)/(Union Bank of California LOC)
  4.10%, 01/07/97                                          $5,435         $5,435
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Aerostar
  Properties Project)/(Union Bank of California LOC)
  4.05%, 01/07/97                                           4,895          4,895
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Agricultural
  Products, Inc. Project)/(Union Bank of California
  LOC)
  4.15%, 01/07/97                                           1,420          1,420
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (ARM Inc.
  Project) Series 1994A/(Bank of Tokyo-Mitsubishi LOC)
  4.10%, 01/07/97                                           1,200          1,200
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (D.V.
  Industries) Series 1994A/(Bank of Tokyo-Mitsubishi
  LOC)
  4.10%, 01/07/97                                           1,480          1,480
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Flambeau
  Airmold Project)/(Norwest Bank of Minnesota LOC)
  4.20%, 01/07/97                                           3,000          3,000
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Industrial
  Dynamics, Co. Project)/(Union Bank of California
  LOC)
  4.15%, 01/07/97                                           4,920          4,920
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Lorber
  Industries of California Project)/(Union Bank of
  California LOC)
  4.15%, 01/07/97                                             450            450
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Pacific
  Scientific Project) Series 1989/(Union Bank of
  California LOC)
  4.15%, 01/07/97                                           5,625          5,625
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Packaging
  Innovation Project) Series 1994A/(Bank of Tokyo-
  Mitsubishi LOC)
  4.10%, 01/07/97                                           2,950          2,950
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Z-Nix Co.
  Project)/(Union Bank of California LOC)
  4.15%, 01/07/97                                             840            840

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
California Statewide Community Development Authority
  Refunding Bonds Certificates of Participation (Saint
  Joseph Health System)
  4.00%, 01/07/97                                         $ 8,500        $ 8,500
California Statewide Community Development Authority
  Revenue Bonds Certificates of Participation (Kaiser
  Foundation Hospitals)
  4.00%, 01/07/97                                          10,000         10,000
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds (Pacific Handy
  Cutter Products, Inc. Project)/(Union Bank of
  California LOC)
  4.15%, 01/07/97                                           1,055          1,055
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds (The Diamond
  Foods Project) Series 1991/(Union Bank of California
  LOC)
  4.15%, 01/07/97                                           1,540          1,540
Carlsbad, California Multi Family Housing Revenue
  Refunding Bonds Certificates of Participation (La
  Costa Apartment Project) Series 1993A/(Bank of
  America LOC)
  4.10%, 01/07/97                                          11,720         11,720
Concord, California Multi Family Housing Mortgage
  Revenue Bonds (Bel Air Apartments Project) Series
  1986A/(Bank of America LOC)
  4.15%, 01/07/97                                           3,000          3,000
Contra Costa County, California Multi Family Housing
  Mortgage Revenue Bonds (El Cerrito Project) Series
  A/(Bank of America LOC)
  4.15%, 01/07/97                                             980            980
Costa Mesa, California Industrial Development Revenue
  Bonds (Center Tower Assoc. Project)/(Chase Manhattan
  Bank LOC)
  3.60%, 01/07/97                                           3,775          3,775
Duarte, California Redevelopment Agency Certificates
  of Participation (Johnson Duarte Partners Project)
  Series 1984B/(Bank of America LOC)
  3.95%, 01/07/97                                           1,600          1,600
Duarte, California Redevelopment Agency Certificates
  of Participation (Piken Duarte Partners Project)
  Series 1984A/(Bank of America LOC)
  3.95%, 01/07/97                                           4,250          4,250
Eastern Municipal Water District, California Water &
  Sewer Revenue Certificates of Participation Series
  1993B/(FGIC Insurance & IBJ SBPA)
  4.00%, 01/07/97                                          12,200         12,200

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
Encinitas, California Multi Family Housing Revenue
  Refunding Bonds (Torrey Pines Project) Series A/
  (Bank of America LOC)
  4.00%, 01/07/97                                         $ 8,100        $ 8,100
Foothill Eastern Transportation Corridor Agency,
  California Toll Road Revenue Bonds Series
  1995B/(Morgan Guaranty Trust LOC)
  4.00%, 01/07/97                                          13,000         13,000
Foothill Eastern Transportation Corridor Agency,
  California Toll Road Revenue Bonds Series
  1995C/(Credit Suisse LOC)
  3.90%, 01/07/97                                           4,500          4,500
Foothill Eastern Transportation Corridor Agency,
  California Toll Road Revenue Bonds Series 1995D/(IBJ
  LOC)
  4.10%, 01/07/97                                          17,700         17,700
Fremont, California Multi Family Housing Revenue
  Refunding Certificates of Participation (Amber Court
  Apartments Project) Series 1990A/(Bank of Tokyo-
  Mitsubishi LOC)
  4.05%, 01/07/97                                          10,380         10,380
Fresno, California Multi Family Housing Revenue
  Refunding Bonds (Heron Pointe Apartments) Series
  1996A/ (Wells Fargo Bank LOC)
  4.15%, 01/07/97                                           5,250          5,250
Glenn, California Industrial Development Authority
  Revenue Bonds (Land 'O Lakes Project)/(Sanwa Bank
  LOC)
  4.55%, 01/07/97                                           1,900          1,900
Grand Terrace, California Community Redevelopment
  Agency Multi Family Housing Revenue Bonds (Mount
  Vernon Villas Project) Series 1985A/(IBJ LOC)
  4.15%, 01/07/97                                           2,010          2,010
Independence City, California Lease Finance Authority
  Lease Revenue Bonds (Various Pooled Projects) Series
  1988/ (National Westminster Bank PLC LOC)
  4.00%, 01/07/97                                           2,490          2,490
Irvine Ranch Water District Capital Improvement
  Revenue Bonds Series 1986/(Morgan Guaranty Trust
  LOC)
  5.00%, 01/01/97                                           5,400          5,400
Irvine Ranch Water District Certificate of
  Participation Revenue Bonds Series 1988A/(Sumitomo
  Bank LOC)
  4.85%, 01/01/97                                           2,100          2,100
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (District Nos. 102,103,105 & 106)/
  (Commerzbank AG LOC)
  5.00%, 01/01/97                                           2,390          2,390

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (Districts 105,140,240 & 250) Series
  1995/(Commerzbank AG LOC)
  5.00%, 01/01/97                                          $4,250         $4,250
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (Districts 140,240,105 & 250)/
  (Bank of America LOC)
  5.00%, 01/01/97                                             900            900
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1985A/(Sumitomo Bank LOC)
  5.00%, 01/01/97                                           1,350          1,350
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1985A-2/(Landesbank
  Hessen-Thuringen Girozentrale LOC)
  5.00%, 01/01/97                                           1,900          1,900
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1993A-1/(Landesbank
  Hessen-Thuringen Girozentrale LOC)
  4.85%, 01/01/97                                           1,800          1,800
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series A/(IBJ LOC)
  4.85%, 01/01/97                                             600            600
Kern County, California Certificates of Participation
  (Kern Public Facilities Project) Series 1986C/
  (Union Bank of Switzerland LOC)
  4.00%, 01/07/97                                           3,200          3,200
Kern County, California Certificates of Participation
  (Kern Public Facilities Project) Series A/(Sanwa
  Bank LOC)
  4.00%, 01/07/97                                             200            200
Lancaster, California Redevelopment Agency
  Multi-Family Revenue Bonds (Woodcreek Garden
  Apartments Project) Series 1985J/(Bank of
  Tokyo-Mitsubishi LOC)
  3.10%, 01/07/97                                           8,200          8,200
Livermore, California Multi-Family Housing Revenue
  Refunding Bonds (Arbors Apartment Project) Series
  1991A/(Bank of Tokyo-Mitsubishi LOC)
  4.05%, 01/07/97                                           9,255          9,255
Livermore, California Multi-Family Housing Revenue
  Refunding Bonds (Diablo Vista Apartments Project)
  Series 1990A/(Union Bank of California LOC)
  4.05%, 01/07/97                                           6,950          6,950
Los Angeles County, California Certificates of
  Participation Adjustable Convertible Extendable
  Securities (Los Angeles County Museum of Art
  Project) Series 1985A/(Bank of America LOC)
  3.10%, 01/07/97                                           3,600          3,600

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
Los Angeles County, California Certificates of
  Participation Adjustable Convertible Extendable
  Securities (Los Angeles County Museum of Art
  Project) Series 1985B/(Bank of America LOC)
  3.10%, 01/07/97                                         $ 3,400        $ 3,400
Los Angeles County, California Housing Authority
  Multi-Family Housing Revenue Bonds (Sand Canyon
  Villas Project) Series 1989A/(IBJ LOC)
  4.15%, 01/07/97                                           5,300          5,300
Los Angeles County, California Metropolitan
  Transportation Authority Proposition C Second Senior
  Sales Tax Revenue Refunding Bonds Series A/(MBIA
  Insurance & Credit Local de France SBPA)
  4.00%, 01/07/97                                          15,550         15,550
Los Angeles County, California Multi-Family Mortgage
  Revenue Refunding Bonds (Casden Community Complex)
  Series 1991C/(FHLB LOC)
  4.00%, 01/07/97                                           3,200          3,200
Los Angeles County, California Multi-Family Mortgage
  Revenue Refunding Bonds (Valencia Village Project)
  Series 1984C/(IBJ LOC)
  2.85%, 01/07/97                                             900            900
Los Angeles County, California Pension Obligation
  Refunding Bonds Series 1996C/(Bank of Nova Scotia
  LOC)
  3.90%, 01/07/97                                           1,200          1,200
Los Angeles County, California Pension Revenue
  Refunding Obligation Bonds Series 1996A/(AMBAC
  Insurance & National Westminster Bank PLC SBPA)
  3.90%, 01/07/97                                          16,000         16,000
Los Angeles County, California Transportation
  Commission Sales Tax Revenue Refunding Bonds Series
  1992A/(FGIC Insurance & Bayerische Landesbank
  Girozentrale SBPA)
  3.90%, 01/07/97                                          12,100         12,100
Los Angeles, California Community Redevelopment Agency
  Certificates of Participation (Baldwin Hills Public
  Parking Project) Series B/(Wells Fargo Bank LOC)
  3.70%, 01/07/97                                          27,300         27,300
Los Angeles, California Community Redevelopment Agency
  Certificates of Participation (Broadway Springs
  Center Project) Series 1987/(Bank of America LOC)
  4.10%, 01/07/97                                          10,500         10,500
Los Angeles, California Community Redevelopment Agency
  Housing Revenue Bonds/(Barclays Bank PLC LOC)
  4.05%, 01/07/97                                          12,000         12,000
Los Angeles, California Multi-Family Housing Revenue
  Bonds (Poinsettia Apartments Project) Series
  1989A/(Dai-Ichi Kangyo Bank LOC)
  4.10%, 01/07/97                                           9,600          9,600

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
Marin County, California Housing Authority
  Multi-Family Housing Revenue Bonds (Crest Marin II
  Apartments Project) Series 1989A/(Dai-Ichi Kangyo
  Bank LOC)
  3.35%, 01/07/97                                         $12,100        $12,100
Modesto, California High School District & Modesto
  City School District Certificates of Participation
  (Capital Facilities Project) Series 1991/(Bank of
  Tokyo-Mitsubishi LOC)
  4.00%, 01/07/97                                           4,995          4,995
Monterey County, California Financing Authority
  Revenue Bonds (Reclamation & Distribution Projects)/
  (Dai-Ichi Kangyo Bank LOC)
  4.25%, 01/07/97                                           5,000          5,000
Moorpark, California Multi-Family Housing Revenue
  Refunding Bonds (Le Club Apartments Project) Series
  A/ (Citibank LOC)
  4.05%, 01/07/97                                           6,000          6,000
Northern California Power Agency Public Power
  Refunding Revenue Bonds (Geothermal Project
  3A)/(AMBAC Insurance & Bank of Nova Scotia LOC)
  3.85%, 01/07/97                                          54,400         54,400
Oakland, California Economic Development Revenue
  Refunding Bonds (Leamington Hotel Project) Series
  1994/ (Wells Fargo Bank LOC)
  4.35%, 01/07/97                                           4,250          4,250
Ontario, California Redevelopment Agency Multi-Family
  Housing Revenue Refunding Bonds Series 1991A/ (FHLB
  LOC)
  4.00%, 01/07/97                                           4,417          4,417
Orange County, California Apartment Development
  Revenue Bonds (Villa Marguerite Apartments) Series
  1993A/ (Union Bank of Switzerland LOC)
  4.00%, 01/07/97                                           4,635          4,635
Orange County, California Apartment Development
  Revenue Refunding Bonds (Jess L. Frost Project)
  Series 1985B/ (Wells Fargo Bank LOC)
  4.25%, 01/07/97                                           8,200          8,200
Orange County, California Apartment Development
  Revenue Refunding Bonds (The Lakes Project #185)
  Series 1991A/ (Citibank LOC)
  4.15%, 01/07/97                                          31,250         31,250
Orange County, California Certificates of
  Participation (Florence Crittenton Services Project)
  Series 1990/ (Swiss Bank LOC)
  4.05%, 01/07/97                                           6,700          6,700

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
Orange County, California Sanitation District
  Certificates of Participation (Capital Improvement
  Program) Series 1990-92A/(National Westminster Bank
  PLC LOC)
  5.00%, 01/01/97                                         $ 7,450        $ 7,450
Orange County, California Sanitation District
  Certificates of Participation (Capital Improvement
  Program) Series 1990-92C/(FGIC Insurance & FGIC
  SBPA)
  4.85%, 01/01/97                                          48,400         48,400
Orange County, California Sanitation District
  Certificates of Participation (Districts
  #1,2,3)/(AMBAC Insurance & Societe Generale SBPA)
  5.00%, 01/01/97                                           2,100          2,100
Orange County, California Sanitation District
  Refunding Certificates of Participation Series
  1992/(AMBAC Insurance & Barclays Bank PLC SBPA)
  4.00%, 01/07/97                                          54,545         54,545
Orange County, California Water District Certificates
  of Participation Series 1990B/(National Westminster
  Bank PLC LOC)
  4.75%, 01/01/97                                           1,100          1,100
Orange County, California Water District Improvement
  Bond Act 1915 Revenue Bonds (Irvine Coast Assessment
  District) Number 88-1/(Kredietbank & Societe
  Generale LOC)
  4.85%, 01/01/97                                           6,200          6,200
Panama Buena Vista, California Unified School District
  Certificates of Participation (1994 Capital
  Improvement Financing Project)/(Union Bank of
  California LOC)
  4.30%, 01/07/97                                           4,000          4,000
Pleasant Hill, California Multi-Family Housing Revenue
  Bonds (Brookside Apartments Project)/(FNMA SBPA &
  FNMA LOC)
  4.05%, 01/07/97                                           5,500          5,500
Riverside County, California Certificates of
  Participation (Riverside County Public Facility
  Project) Series 1985A/ (Commerzbank AG & National
  Westminster Bank PLC LOC)
  3.10%, 01/07/97                                          28,140         28,140
Riverside County, California Certificates of
  Participation (Riverside County Public Facility
  Project) Series 1985B/ (Commerzbank AG & National
  Westminster Bank PLC LOC)
  2.85%, 01/07/97                                          14,075         14,075
Riverside County, California Certificates of
  Participation (Riverside County Public Facility
  Project) Series 1985C/ (Commerzbank AG & National
  Westminster Bank PLC LOC)
  2.85%, 01/07/97                                           8,125          8,125

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
Riverside County, California Housing Authority
  Multi-Family Housing Revenue Bonds (Briarwood
  Apartment Project) Series 1985C/(FHLB LOC)
  4.15%, 01/07/97                                         $ 4,500        $ 4,500
Riverside County, California Industrial Development
  Authority Revenue Bonds (Cryogenic Project) Series
  1989B-1/(Rabobank Nederland LOC)
  4.00%, 01/07/97                                           4,100          4,100
Riverside County, California Tax & Revenue
  Anticipation Notes Series 1996-97/(Toronto-Dominion
  Bank LOC)
  3.90%, 01/07/97                                          24,500         24,500
Sacramento County, California Certificates of
  Participation (Administration Center & Court House
  Project)/ (Union Bank of Switzerland LOC)
  3.75%, 01/07/97                                          27,800         27,800
Salinas, California Apartment Development Multi Family
  Housing Revenue Bonds (Mariner Villa Project) Series
  1985B/(Bank of America LOC)
  4.00%, 01/07/97                                           2,725          2,725
San Bernardino County, California Certificates of
  Participation (Glen Helen Blockbuster Pavilion
  Project) Series 1994C/(Bank of Tokyo-Mitsubishi LOC)
  4.40%, 01/07/97                                           7,125          7,125
San Bernardino County, California Multi-Family Housing
  Revenue Bonds (Western Properties Project IV) Series
  1985/(Bank of America LOC)
  4.00%, 01/07/97                                           1,100          1,100
San Francisco, California City & County Redevelopment
  Agency Multi-Family Housing Revenue Bonds (Fillmore
  Center Project) Series A-1/(Citibank LOC)
  4.15%, 01/07/97                                          26,500         26,500
San Francisco, California City & County Redevelopment
  Agency Multi-Family Housing Revenue Bonds (Fillmore
  Center Project) Series A-2/(Citibank LOC)
  4.25%, 01/07/97                                           3,750          3,750
San Francisco, California City & County Redevelopment
  Agency Multi-Family Housing Revenue Bonds (Fillmore
  Center Project) Series B-2/(Bank of Nova Scotia LOC)
  4.15%, 01/07/97                                          13,100         13,100
San Francisco, California City & County Redevelopment
  Agency Multi-Family Housing Revenue Bonds (Rincon
  Center Apartments) Series 1985B/(Citibank LOC)
  3.00%, 01/07/97                                           7,050          7,050
San Francisco, California Housing Authority
  Multi-Family Housing Revenue Bonds (737 Post
  Project) Series 1985D/ (Banque Nationale de Paris
  LOC)
  4.05%, 01/07/97                                          16,800         16,800

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
San Jose-Santa Clara, California Water Financing
  Authority Sewer Revenue Bonds Series B/(AMBAC
  Insurance & Bank of Nova Scotia SBPA)
  3.85%, 01/07/97                                         $ 7,600        $ 7,600
San Jose, California Multi-Family Housing Revenue
  Bonds (Sienna at Renaissance) Series 1996A/(Bank
  One, Arizona LOC)
  4.20%, 01/07/97                                          10,500         10,500
Santa Clara County, California Hospital Facility
  Authority Revenue Bonds (El Camino Hospital
  District-Valley Medical Center Project) Series
  1985A/ (National Westminster Bank PLC LOC)
  2.70%, 01/07/97                                           7,800          7,800
Santa Clara County, California Hospital Facility
  Authority Revenue Bonds (El Camino Hospital
  District-Valley Medical Center Project) Series
  1985B/ (National Westminster Bank PLC LOC)
  2.70%, 01/07/97                                           8,000          8,000
Santa Clara County, California Multi Family Housing
  Refunding Revenue Bonds (Brairwood Apartments)
  Series 1996B/(FNMA LOC)
  4.10%, 01/07/97                                           7,800          7,800
Santa Clara, California Electric Revenue Bonds Series
  1985A/ (National Westminster Bank PLC LOC)
  3.95%, 01/07/97                                          12,800         12,800
Santa Clara, California Electric Revenue Bonds Series
  1985B/ (National Westminster Bank PLC LOC)
  3.95%, 01/07/97                                          11,700         11,700
Santa Clara, California Electric Revenue Bonds Series
  1985C/ (National Westminster Bank PLC LOC)
  3.95%, 01/07/97                                           8,500          8,500
Santa Cruz County, California Housing Authority
  Multi-Family Housing Revenue Bonds (Paloma del Mar
  Apartments Project) Series 1992A/ (Bank of Tokyo-
  Mitsubishi LOC)
  4.15%, 01/07/97                                           7,700          7,700
South San Francisco, California Multi-Family Revenue
  Bonds (Magnolia Plaza Apartments Project) Series
  A/(Wells Fargo Bank LOC)
  4.25%, 01/07/97                                           4,500          4,500
Southern California Metropolitan Water District
  Revenue Refunding Bonds Series 1996A/(ABN-Amro Bank
  N.V. SPA & AMBAC Insurance)
  4.00%, 01/07/97                                          18,700         18,700
Southern California Public Power Authority Refunding
  Revenue Bonds (Palo Verde Project) Series 1996B/
  (AMBAC Insurance & Morgan Guaranty Trust LOC)
  3.90%, 01/07/97                                          23,070         23,070

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
Southern California Public Power Authority Revenue
  Bonds (Southern Transmission Project) Series
  1991/(AMBAC Insurance & Swiss Bank LOC)
  3.90%, 01/07/97                                         $ 8,600      $   8,600
Southern California Public Power Authority
  Transmission Project Revenue Refunding Bonds
  (Southdown Project) Series 1996B/(FSA Insurance &
  Morgan Guaranty Trust SBPA)
  4.00%, 01/07/97                                          32,400         32,400
Turlock, California Irrigation District Certificates
  of Participation (Transmission Projects, Municipal
  Utilities - Water & Sewer) Series 1996A/(Societe
  Generale LOC)
  4.00%, 01/07/97                                           2,200          2,200
Victor Valley, California Community College District
  Certificates of Participation (Capital Improvements
  Financing and Refunding Project)/(Banque Nationale
  de Paris & Dai-Ichi Kangyo Bank LOC)
  4.30%, 01/07/97                                           6,400          6,400
                                                                       ---------
TOTAL VARIABLE RATE OBLIGATIONS (Cost $1,464,431)                      1,464,432
                                                                       ---------
TAX-EXEMPT COMMERCIAL PAPER--17.41%(b)
California Pollution Control Financing Authority
  Revenue Bonds (Pacific Gas & Electric) Series 1996D/
  (Union Bank of Switzerland LOC)
  3.40%, 01/28/97                                          16,500         16,500
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison) Series
  1985A
  3.25%, 02/06/97                                           1,000          1,000
  3.30%, 02/25/97                                           2,300          2,300
  3.35%, 03/12/97                                          12,000         12,000
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison) Series
  1985B
  3.25%, 02/06/97                                           2,000          2,000
  3.25%, 02/12/97                                           2,100          2,100
  3.30%, 02/25/97                                           2,200          2,200
  3.35%, 03/12/97                                          14,000         14,000
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Thermal Energy
  Development LP) Series 1988A/(National Westminster
  Bank PLC LOC)
  3.40%, 03/12/97                                          27,500         27,500
East Bay Municipal Utility District, California
  (Wastewater Systems) Tax-Exempt Commercial Paper
  Program/ (National Westminster Bank PLC LOC)
  3.40%, 03/13/97                                          10,700         10,700

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
Long Beach, California Harbor Revenue Commercial Paper
  Notes Series 1994A/(Multiple Credit Enhancements)
  3.50%, 02/10/97                                         $ 4,000       $  4,000
  3.45%, 03/12/97                                          32,100         32,100
Los Angeles, California Wastewater System Tax-Exempt
  Commercial Paper Revenue Notes/(Morgan Guaranty
  Trust & Union Bank of Switzerland LOC)
  3.50%, 01/24/97                                           3,000          3,000
  3.50%, 02/25/97                                          34,500         34,500
Metropolitan Water District of Southern California
  Tax-Exempt Commercial Paper
  3.45%, 02/14/97                                          10,000         10,000
Orange County, California Local Transportation
  Authority Sales Tax & Revenue Commercial Paper
  Notes/(IBJ LOC)
  3.60%, 02/10/97                                          50,000         50,000
Sacramento, California Municipal Utility District
  Series I/ (Bayerische Landesbank Girozentrale LOC)
  3.40%, 01/28/97                                          16,000         16,000
  3.40%, 02/21/97                                          12,424         12,424
San Diego County, Teeter Obligation Tax-Exempt
  Commercial Paper Series B/(IBJ LOC)
  3.55%, 01/10/97                                           7,000          7,000
  3.55%, 01/13/97                                          25,000         25,000
University of California Board of Regents Tax-Exempt
  Commercial Paper Notes Series 1996A/(Multiple Credit
  Enhancements)
  3.45%, 01/17/97                                          10,000         10,000
  3.51%, 01/23/97                                          10,000         10,000
  3.40%, 01/23/97                                          30,000         30,000
  3.50%, 01/24/97                                           6,000          6,000
  3.50%, 02/13/97                                          20,000         20,000
West & Central Basin Financing Authority, California
  West Basin Municipal Water District Tax-Exempt
  Commercial Paper/(Toronto-Dominion Bank LOC)
  3.30%, 02/11/97                                           8,500          8,500
  3.40%, 02/12/97                                          16,000         16,000
  3.35%, 02/12/97                                          19,000         19,000
                                                                         -------
TOTAL TAX-EXEMPT COMMERCIAL PAPER (Cost $403,824)                        403,824
                                                                         -------
TAX AND REVENUE ANTICIPATION NOTES--15.40%(b)
Acalanes, California Unified High School District Tax
  & Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                           5,700          5,716
Berkeley, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.85%, 07/01/97                                           9,400          9,424

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
California School Cash Reserve Program Authority
  Pooled Tax & Revenue Anticipation Notes Series
  1996-97/ (Multiple Credit Enhancements)
  3.85%, 07/02/97                                         $43,970        $44,160
Clovis, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 06/30/97                                          25,400         25,484
Contra Costa County, California Tax & Revenue
  Anticipation Notes Series 1996-97
  4.50%, 07/03/97                                          10,000         10,034
Desert Sands, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 07/02/97                                           4,500          4,515
Fontana, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.95%, 07/11/97                                          10,000         10,028
Fullerton, California Joint Unified High School
  District Tax & Revenue Anticipation Notes Series
  1996-97
  3.90%, 09/05/97                                           2,365          2,374
Los Angeles County, California Tax & Revenue
  Anticipation Notes Series 1996-97A/(Multiple Credit
  Enhancements)
  3.93%, 06/30/97                                          12,700         12,734
  3.83%, 06/30/97                                           7,700          7,724
  3.52%, 06/30/97                                           9,000          9,040
Los Angeles, California Tax & Revenue Anticipation
  Notes Series 1996-97
  3.85%, 06/19/97                                          35,000         35,101
  3.84%, 06/19/97                                          27,000         27,082
Los Rios, California City & County Development Tax &
  Revenue Anticipation Notes Series 1996-97
  3.95%, 09/19/97                                          12,500         12,547
Oakland, California Unified School District - Alameda
  County Tax & Revenue Anticipation Notes
  3.60%, 10/14/97                                          15,000         15,072
Pleasanton, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                           5,400          5,415
Puerto Rico Commonwealth Tax & Revenue Anticipation
  Notes Series 1
  3.43%, 07/30/97                                          15,000         15,048
Sacramento County, California Tax & Revenue
  Anticipation Notes Series 1996-97
  3.76%, 09/30/97                                             200            201
San Francisco, California City & County Unified School
  District Tax & Revenue Anticipation Notes Series
  1996-97
  3.98%, 07/24/97                                          40,000         40,112

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
San Juan, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  4.50%, 09/24/97                                         $30,000       $ 30,116
San Leandro, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                           5,000          5,014
Sanger, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.57%, 11/26/97                                           5,000          5,040
Stockton, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.54%, 11/26/97                                          18,000         18,072
Temecula Valley, California Unified School District
  Tax & Revenue Anticipation Notes Series 1996-97
  3.80%, 07/02/97                                           7,000          7,024
                                                                         -------
TOTAL TAX AND REVENUE ANTICIPATION NOTES (Cost
  $357,077)                                                              357,077
                                                                         -------
VARIABLE RATE TENDER OPTION BOND PARTNERSHIPS--2.01%(a) (c)
California State Department of Water Resources Revenue
  Bonds (Central Valley Project) Series J3 Tender
  Option Bond Partnership (BTP-141)/(Bankers Trust
  Tender Option)
  4.25%, 01/07/97                                           5,155          5,155
Los Angeles County, California Transportation
  Commission Sales Tax Revenue Tender Option Bond
  Partnership (BTP-146)/(Bankers Trust Tender Option &
  Escrowed to Maturity with Government Securities)
  4.25%, 01/07/97                                          23,078         23,078
Los Angeles, California Department of Water & Power
  Electric Plant Revenue Refunding Bonds Series 1994
  Tender Option Bond Partnership (BTP-68)/(Automated
  Data Processing, Inc. Tender Option)
  4.25%, 01/07/97                                           5,195          5,195
Metropolitan Water District of Southern California
  Revenue Bonds Tender Option Bond Partnership
  (JPM-32B)/ (Morgan Guaranty Trust Tender Option)
  4.15%, 01/02/97                                           3,000          3,000
Metropolitan Water District of Southern California
  Waterworks General Obligation Revenue Refunding
  Bonds Series 1993A-1 & 1993A-2 Tender Option Bond
  Partnership (BTP-115)/(Bankers Trust Tender Option)
  4.30%, 01/07/97                                          10,145         10,145
                                                                         -------
TOTAL VARIABLE RATE TENDER OPTION BOND
  PARTNERSHIPS (Cost $46,573)                                             46,573
                                                                         -------

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
REVENUE BONDS--1.04%(b)
California Health Facilities Financing Authority
  Revenue Bonds (Catholic Health Care) Series 1996A/
  (MBIA Insurance)
  3.75%, 07/01/97                                         $ 4,450        $ 4,477
Los Angeles County, California Public Works Finance
  Authority Lease Refunding Bonds Series 1996A/ (MBIA
  Insurance)
  3.88%, 09/01/97                                          10,060         10,101
Northern California Power Agency Public Power Revenue
  Refunding Bonds (Geothermal Project #3) Series
  1996B/ (AMBAC Insurance)
  3.62%, 07/01/97                                           6,525          6,567
Sacramento, California Municipal Utility District
  Electric Revenue Bonds Series R/(FGIC Insurance &
  Escrowed to Maturity with Government Securities)
  3.37%, 02/01/97                                           1,000          1,023
Sacramento, California Municipal Utility District
  Electric Revenue Bonds Series S/(FGIC Insurance &
  Escrowed to Maturity with Government Securities)
  3.37%, 02/01/97                                           1,970          2,015
                                                                       ---------
TOTAL REVENUE BONDS
  (Cost $24,183)                                                          24,183
                                                                       ---------
REVENUE ANTICIPATION NOTES--0.30%(b)
California State Revenue Anticipation Notes Series
  1996A
  3.52%, 06/30/97                                           7,000          7,032
                                                                       ---------
TOTAL REVENUE ANTICIPATION NOTES (Cost $7,032)                             7,032
                                                                       ---------
MANDATORY PUT BONDS--0.29%(b)
Redlands, California Revenue Refunding Certificates of
  Participation (Water Treatment Facilities Project)/
  (FGIC Insurance)
   4.00%, 01/07/97                                          6,800          6,800
                                                                       ---------
TOTAL MANDATORY PUT BONDS
  (Cost $6,800)                                                            6,800
                                                                       ---------
CERTIFICATES OF PARTICIPATION--0.23%(b)
El Camino, California Hospital Revenue Certificates of
  Participation Series 1987A
   3.45%, 09/01/97                                          2,000          2,105

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
Sacramento, California Public Finance Authority
  Certificates of Participation Series 1987
  3.50%, 08/01/97                                          $3,075      $   3,229
                                                                       ---------
TOTAL CERTIFICATES OF PARTICIPATION (Cost $5,334)                          5,334
                                                                       ---------
GENERAL OBLIGATIONS--0.16%(b)
California State General Obligation Bonds Series 1993/
  (AMBAC Insurance)
  3.50%, 04/01/97                                           3,630          3,686
                                                                       ---------
TOTAL GENERAL OBLIGATIONS (Cost $3,687)                                    3,686
                                                                       ---------
TOTAL INVESTMENTS--100% (Cost $2,318,941)                             $2,318,941
                                                                       =========

NOTES TO SCHEDULE OF INVESTMENTS

For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(b) Interest rates represent effective yield to put or call date at time of purchase.

(c) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are sold to institutional investors, such as the Schwab California Municipal Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1996, the aggregate value of private placement securities held by the Fund was $46,573,000 which represented 2.00% of net assets. All of these private placement investments were determined by the Investment

------------------------------------------------------------------------------

    Manager to be liquid in accordance with procedures adopted by the Board of Trustees

                          Abbreviations
    ----------------------------------------------------------
    AMBAC      AMBAC Indemnity Corporation
    FGIC       Financial Guaranty Insurance Company
    FHLB       Federal Home Loan Bank
    FNMA       Federal National Mortgage Association
    FSA        Financial Security Assurance
    IBJ        Industrial Bank of Japan
    LOC        Letter of Credit
    MBIA       Municipal Bond Investors Assurance Corporation
    SBPA       Standby Purchase Agreement
    SPA        Securities Purchase Agreement

See accompanying Notes to Financial Statements.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1996

ASSETS
Investments, at value (Cost: $2,318,941)                  $2,318,941
Cash                                                             123
Interest receivable                                           16,039
Receivable for Fund shares sold                                3,866
Prepaid expenses                                                  35
                                                          ----------
    Total assets                                           2,339,004
                                                          ----------
LIABILITIES
Payable for:
  Dividends                                                    8,503
  Investments purchased                                        1,300
  Fund shares redeemed                                         5,065
  Investment advisory and administration fee                      75
  Transfer agency and shareholder service fees                   140
  Other                                                          323
                                                          ----------
    Total liabilities                                         15,406
                                                          ----------
Net assets applicable to outstanding shares               $2,323,598
                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in-capital                                         $2,324,330
  Accumulated net realized loss on investments sold             (732)
                                                          ----------
                                                          $2,323,598
                                                          ----------
PRICING OF SHARES
  $0.00001 par value (unlimited shares authorized)
    Outstanding Sweep Shares                               1,816,835
    Outstanding Value Advantage Shares                       507,495
                                                          ----------
                                                           2,324,330
  Net asset value, offering and redemption price per
    each Sweep and Value Advantage Share                       $1.00

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended December 31, 1996

Interest income                                              $67,219
                                                             -------
Expenses:
  Investment advisory and administration fee                   8,556
  Transfer agency and shareholder service fees:
    Sweep Shares                                               7,477
    Value Advantage Shares                                       762
  Custodian fees                                                 308
  Registration fees                                              281
  Professional fees                                               59
  Shareholder reports                                            121
  Trustees' fees                                                  13
  Insurance and other expenses                                    36
                                                             -------
                                                              17,613
Less: expenses reduced (see Note 4)                           (5,441)
                                                             -------
  Total expenses incurred by Fund                             12,172
                                                             -------
Net investment income                                         55,047
Net realized loss on investments sold                            (68)
                                                             -------
Increase in net assets resulting from operations             $54,979
                                                             =======

See accompanying Notes to Financial Statements.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                    Year ended
                                                   December 31,
                                               1996           1995*
                                            -----------    -----------
Operations:
  Net investment income                     $    55,047    $    45,734
  Net realized gain (loss) on investments
    sold                                            (68)             8
                                            -----------    -----------
  Increase in net assets resulting from
    operations                                   54,979         45,742
                                            -----------    -----------
Dividends to shareholders from net
  investment income:
    Sweep Shares                                (45,951)       (45,302)
    Value Advantage Shares                       (9,096)          (432)
                                            -----------    -----------
    Total dividends to shareholders             (55,047)       (45,734)
                                            -----------    -----------
Capital share transactions (at $1.00 per
  share):
  Proceeds from shares sold                   6,230,933      4,383,313
  Net asset value of shares issued in
    reinvestment of dividends                    52,112         43,226
  Less payments for shares redeemed          (5,645,082)    (4,034,727)
                                            -----------    -----------
  Increase in net assets from capital
    share transactions                          637,963        391,812
                                            -----------    -----------
Total increase in net assets                    637,895        391,820
Net assets:
  Beginning of period                         1,685,703      1,293,883
                                            -----------    -----------
  End of period                             $ 2,323,598    $ 1,685,703
                                            ===========    ===========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

1. DESCRIPTION OF THE FUND

The Schwab California Municipal Money Fund (the "Fund"), formerly known as the Schwab California Tax-Exempt Money Fund, is a series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

The Fund offers multiple classes of shares -- the Sweep Shares ("Sweep Shares") and Value Advantage Shares ("Value Advantage Shares"). Both classes represent interests in the same portfolio of investments of the Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund(R), Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions, interest income and realized gains (losses) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium on investments. Realized gains and losses from

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares based on the value of settled shares outstanding of each respective class.

Dividends to shareholders -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares are allocated daily to each class based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific are calculated daily at the class level.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.41% of the next $1 billion, and 0.40% of such assets in excess of $2 billion. The Investment Manager has reduced a portion of its fee for the year ended December 31, 1996 (see Note 4).

------------------------------------------------------------------------------

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.45% and 0.25% of average daily net assets of the Sweep Shares and Value Advantage Shares, respectively. Schwab has reduced a portion of its fees for the year ended December 31, 1996 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $13,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1996, the total of such fees reduced by the Investment Manager and Schwab was $4,819,000 and $622,000, respectively (see Note 7).

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities during the year ended December 31, 1996, aggregated (in thousands) $4,771,910 and $4,127,124, respectively.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

6. CAPITAL SHARE TRANSACTIONS

The Fund offers two classes of shares: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares (at $1.00 per share) were as follows (in thousands):

                                           Year ended December 31,
                                            1996             1995*
                                         -----------      -----------
Proceeds from shares sold:
  Sweep Shares                           $ 5,448,674      $ 4,257,465
  Value Advantage Shares                     782,259          125,848
                                         -----------      -----------
    Total                                  6,230,933        4,383,313
Net asset value of shares issued in
  reinvestment of dividends:
  Sweep Shares                                44,907           43,152
  Value Advantage Shares                       7,205               74
                                         -----------      -----------
    Total                                     52,112           43,226
Less payments for shares redeemed:
  Sweep Shares                            (5,255,105)      (4,016,813)
  Value Advantage Shares                    (389,977)         (17,914)
                                         -----------      -----------
    Total                                 (5,645,082)      (4,034,727)
Total increase in net assets from
  capital share transactions             $   637,963      $   391,812
                                         ===========      ===========

---------------

* The Value Advantage Shares commenced operations on October 3, 1995.

------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                            Sweep Shares
                                    ------------------------------------------------------------
                                                      Year ended December 31,
                                       1996         1995         1994         1993        1992
                                    ------------------------------------------------------------
Net asset value at beginning of
 period                             $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
Income from investment operations
---------------------------------
 Net investment income                    0.03         0.03         0.02         0.02       0.02
 Net realized and unrealized gain
   (loss) on investments                    --           --           --           --         --
                                    ----------   ----------   ----------   ----------   --------
   Total from investment operations       0.03         0.03         0.02         0.02       0.02
Less distributions
------------------
 Dividends from net investment
   income                                (0.03)       (0.03)       (0.02)       (0.02)     (0.02)
 Distributions from realized gain
   on investments                           --           --           --           --         --
                                    ----------   ----------   ----------   ----------   --------
   Total distributions                   (0.03)       (0.03)       (0.02)       (0.02)     (0.02)
                                    ----------   ----------   ----------   ----------   --------
Net asset value at end of period    $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
                                    ==========   ==========   ==========   ==========   ========
Total return                              2.80%        3.20%        2.26%        1.91%      2.35%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)   $1,816,112   $1,577,695   $1,293,883   $1,062,042   $691,176
 Ratio of expenses to average net
   assets+                                0.65%        0.65%        0.64%        0.63%      0.63%
 Ratio of net investment income to
   average net assets+                    2.77%        3.15%        2.25%        1.89%      2.31%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net
     assets                               0.92%        0.94%        0.94%        0.96%      0.97%
   Ratio of net investment income
     to average net assets                2.50%        2.86%        1.95%        1.56%      1.97%

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

7. FINANCIAL HIGHLIGHTS
(continued)

                                                                 Value Advantage Shares
                                                              -----------------------------
                                                               Year ended      Period ended
                                                              December 31,     December 31,
                                                                  1996           1995 1
                                                              ------------     ------------
Net asset value at beginning of period                          $   1.00         $   1.00
Income from investment operations
--------------------------
 Net investment income                                              0.03             0.01
 Net realized and unrealized gain (loss) on investments               --               --
                                                                --------         --------
   Total from investment operations                                 0.03             0.01
Less distributions
-------------
 Dividends from net investment income                              (0.03)           (0.01)
 Distributions from realized gain on investments                      --               --
                                                                --------         --------
   Total distributions                                             (0.03)           (0.01)
                                                                --------         --------
Net asset value at end of period                                $   1.00         $   1.00
                                                                ========         ========
Total return (not annualized)                                       3.01%            0.84%
---------
Ratios/Supplemental data
-------------------
 Net assets, end of period (000s)                               $507,486         $108,008
 Ratio of expenses to average net assets+                           0.45%            0.45%*
 Ratio of net investment income to average net assets+              2.98%            3.48%*

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net assets                          0.77%            1.04%*
   Ratio of net investment income to average net assets             2.66%            2.89%*

 1  Period from October 3, 1995 (commencement of operations) to December 31,
    1995.

 * Annualized

------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Schwab California Municipal Money Fund
(Formerly Schwab California Tax-Exempt Money Fund)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab California Municipal Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1997

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
(Formerly Schwab California Tax-Exempt Money Fund)
------------------------------------------------------------------------------
PROXY VOTING RESULTS

A special meeting of the shareholders of Schwab California Municipal Money Fund Sweep and Value Advantage Shares was held on December 16, 1996. The results of votes taken among shareholders on proposals before them are listed below.

PROPOSAL 1

Election of Trustees.

                               Number of Shares     Number of Shares
                                  Voted For             Withheld
                               ----------------     ----------------
Charles R. Schwab                1,117,833,856        24,774,762
Donald F. Dorward                1,115,917,801        26,690,817
Robert G. Holmes                 1,117,695,234        24,913,384
William J. Klipp                 1,117,376,286        25,232,332
Timothy F. McCarthy              1,118,021,341        24,587,277
Donald R. Stephens               1,116,076,117        26,532,501
Michael W. Wilsey                1,117,525,654        25,082,964

PROPOSAL 2

To approve amending the Fund's investment policy concerning Alternative Minimum Tax (AMT) investments.

                               # of Shares Voted    % of Shares Voted
                               -----------------    -----------------
For                                  951,118,434               83.64%
Against                              115,120,734               10.12%
Abstain                               70,985,232                6.24%
                                   -------------              -------
  TOTAL                            1,137,224,400              100.00%
                                   =============              =======

PROPOSAL 3.1

To approve changes to restrictions regarding borrowing and lending.

                               # of Shares Voted    % of Shares Voted
                               -----------------    -----------------
For                                  959,573,172               84.38%
Against                              113,925,393               10.02%
Abstain                               63,725,835                5.60%
                                   -------------              -------
  TOTAL                            1,137,224,400              100.00%
                                   =============             ========

------------------------------------------------------------------------------

PROPOSAL 3.2

To approve changes to restrictions regarding issuance of senior securities.

                               # of Shares Voted    % of Shares Voted
                               -----------------    -----------------
For                                959,107,955            84.34%
Against                            113,986,177            10.02%
Abstain                             64,130,268             5.64%
                                 -------------           -------
  TOTAL                          1,137,224,400           100.00%
                                 =============           =======

PROPOSAL 3.3

To approve change in restriction regarding compliance with the diversification requirements of the 1940 Act.

                               # of Shares Voted  % of Shares Voted
                               -----------------  -----------------
For                                961,380,055            84.54%
Against                            112,774,393             9.92%
Abstain                             63,069,952             5.54%
                                 -------------           -------
  TOTAL                          1,137,224,400           100.00%
                                 =============           =======

PROPOSAL 3.4

To approve change in restriction regarding investment in Industrial Development Revenue Bonds issued by "unseasoned issuers".

                               # of Shares Voted    % of Shares Voted
                               -----------------    -----------------
For                                951,593,068            83.68%
Against                            122,342,136            10.76%
Abstain                             63,289,196             5.56%
                                 -------------           -------
  TOTAL                          1,137,224,400           100.00%
                                 =============           =======

PROPOSAL 3.5

To approve change in restriction regarding investment in "restricted securities".

                               # of Shares Voted    % of Shares Voted
                               -----------------    -----------------
For                                951,477,529            83.67%
Against                            122,266,670            10.75%
Abstain                             63,480,201             5.58%
                                 -------------           -------
  TOTAL                          1,137,224,400           100.00%
                                 =============           =======

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
PROXY VOTING RESULTS (continued)

PROPOSAL 3.6
To approve change in restriction regarding investment in shares of other investment companies.

                               # of Shares Voted    % of Shares Voted
                               -----------------    -----------------
For                                958,478,343            84.28%
Against                            115,602,114            10.17%
Abstain                             63,143,943             5.55%
                               ---------------      -------------
  TOTAL                          1,137,224,400           100.00%
                               ===============      =============

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                  Schwab OneSource Portfolios -- International

                                SCHWAB BOND FUNDS

                    Schwab Government Bond Funds -- Long-Term
                             and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate
               Schwab California Tax-Free Bond Funds -- Long-Term
                             and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

* Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.


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SCHWABFUNDS                                           ==============
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San Francisco, California 94104                       CHARLES SCHWAB
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INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4501R(2/97) CRS 11011 Printed on recycled paper.